ASYMshares ASYMmetric 500 ETF
Schedule of Investments (Unaudited)
March 31, 2021

COMMON STOCKS - 96.7%	Shares	Value
Communication Services - 10.3%
Activision Blizzard, Inc.	278	$25,854
Electronic Arts, Inc.	198	26,803
Netflix, Inc. (a)	48	25,040
Take-Two Interactive Software, Inc. (a)	144	25,445
T-Mobile US, Inc. (a)	222	27,814
Verizon Communications, Inc.	482	28,028
		158,984
Consumer Discretionary - 12.2%
Amazon.com, Inc. (a)	8	24,753
Dollar General Corp.	158	32,014
Dollar Tree, Inc. (a)	304	34,796
Domino's Pizza, Inc.	86	31,630
Target Corp.	162	32,087
Tractor Supply Co.	188	33,291
		188,571
Consumer Staples - 6.0%
Clorox Co.	158	30,475
Hormel Foods Corp.	620	29,624
Kroger Co.	894	32,175
		92,274
Energy - 2.7%
Cabot Oil & Gas Corp.	2,218	41,654
Financials - 10.6%
Berkshire Hathaway, Inc. (a)	112	28,613
Cboe Global Markets, Inc.	272	26,844
CME Group, Inc.	134	27,367
Intercontinental Exchange, Inc.	244	27,250
MarketAxess Holdings, Inc.	48	23,900
Progressive Corp.	314	30,021
		163,995
Healthcare - 12.6%
Baxter International, Inc.	348	29,350
Becton Dickinson and Co.	112	27,233
Bio-Rad Laboratories, Inc. - Class A (a)	46	26,274
Gilead Sciences, Inc.	440	28,437
Merck & Co., Inc.	372	28,678
Regeneron Pharmaceuticals, Inc. (a)	60	28,388
Vertex Pharmaceuticals, Inc. (a)	126	27,076
		195,436
Industrials - 8.5%
C.H. Robinson Worldwide, Inc.	334	31,874
Carrier Global Corp.	834	35,211
Otis Worldwide Corp.	478	32,719
Rollins, Inc.	918	31,598
		131,402
Information Technology # - 26.1%
Adobe, Inc. (a)	60	28,522
Akamai Technologies, Inc. (a)	298	30,366
Broadridge Financial Solutions, Inc.	198	30,314
Cisco Systems Inc.	630	32,577
Citrix Systems, Inc.	210	29,476
Keysight Technologies, Inc. (a)	198	28,393
Microsoft Corp.	120	28,292
NortonLifeLock, Inc.	1,448	30,785
Oracle Corp.	438	30,735
ServiceNow, Inc. (a)	52	26,006
Tyler Technologies, Inc. (a)	60	25,472
VeriSign, Inc. (a)	144	28,621
Vontier Corp. (a)	900	27,243
Xilinx, Inc. (a)	216	26,762
		403,564
Materials - 2.7%
Newmont Corp.	698	42,068
Real Estate - 2.4%
Digital Realty Trust, Inc.	260	36,618
Utilities - 2.6%
American Electric Power Company, Inc.	484	40,995
TOTAL COMMON STOCKS
(Cost $1,448,410)		1,495,561

SHORT-TERM INVESTMENT - 0.1%
First American Treasury Obligations Fund, Class X, 0.03% ^
(Cost $2,443)	2,443	2,443

TOTAL INVESTMENTS - 96.8%
(Cost $1,450,853)		1,498,004
Other Assets and Liabilities, Net - 3.2%		48,809
Total Net Assets - 100.0%		$1,546,813

(a) Non-income producing security.
# The information technology sector may be more sensitive to short product cycles, competition and more aggressive pricing than the overall market.
^ The rate shown is the annualized seven day effective yield as of March 31, 2021.

Schedule of Open Futures Contracts

Futures Contracts Sold
Description	Number of Contracts Sold	Expiration Date	Notional Amount	Fair Value	Unrealized Depreciation
CME E-Mini S&P 500 Index	3	June 2021	$59,511	$(296)	$(574)

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,495,561	$-	$-	$1,495,561
Short-Term Investment	2,443	-	-	2,443
Total Investments	$1,498,004	$-	$-	$1,498,004

As of March 31, 2021, the Fund's investments in other financial instruments* were classified as follows:
Short Futures Contracts	$(574)	$-	$-	$(574)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and written options which are presented at the unrealized appreciation/depreciation on the instruments.

Refer to the Schedule of Investments for further information on the classification of investments.